Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW                                  [GRAPHIC OMITTED]

Washington, DC  20004

Tel.  202.739.3000

Fax: 202.739.3001

www.morganlewis.com


July 27, 2005


VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:      RYDEX SERIES FUNDS (FILE NOS. 033-59692 AND 811-07584), RYDEX DYNAMIC
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         FUNDS (FILE NOS. FILE NO. 333-84797 AND 811-09525),  RYDEX VARIABLE
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         TRUST (FILE NOS. 333-57017 AND 811-08821), AND RYDEX ETF TRUST (FILE
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         NOS. 333-101625 AND 811-21261)
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Ladies and Gentlemen:

On behalf of Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, and Rydex ETF Trust (each a "Trust" and together, the "Trusts"), we are filing, pursuant to the Securities Exchange Act of 1934 and the Investment Company Act of 1940, a preliminary Schedule 14A, notice, proxy statement and form of voting instruction form for a Special Meeting of Shareholders ("Meeting") of the Trusts scheduled to be held on or about October 4, 2007.

The Meeting is being called for the purposes of approving new advisory agreements between PADCO Advisors, Inc. and Rydex Series Funds and Rydex Dynamic Funds, and PADCO Advisors II, Inc. and Rydex Variable Trust and Rydex ETF Trusts, as well as a new sub-advisory agreement between PADCO Advisors II, Inc. and CLS Investment Firm, LLC. It is anticipated that the current investment advisory and sub-advisory agreements will terminate if and when a change of control occurs in Rydex Holdings, Inc., the parent company of PADCO Advisors, Inc. and PADCO Advisors II, Inc., resulting from the transfer of ownership of Rydex Holdings, Inc. to Security Benefit Corporation and Security Benefit Life Insurance Company.

The Trusts intend to mail definitive proxy materials to shareholders on or about September 3, 2007. Please feel free to contact me at 202.739.5684 with your questions or comments.

Sincerely,

/s/ Laura E. Flores

Laura E. Flores